Note 6 - Vessels, Net (Details) - Vessels, Net and Vessels Held for Sale (USD $)			9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Vessel Cost [Member]	Dec. 31, 2011 Vessel Cost [Member]	Sep. 30, 2013 Vessel Accumulated Depreciation [Member]	Dec. 31, 2011 Vessel Accumulated Depreciation [Member]	Sep. 30, 2013 Vessel Net Book Value [Member]	Dec. 31, 2011 Vessel Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2012				$ 776,302,690
Balance, December 31, 2012						(141,668,019)
Balance, December 31, 2012	685,112,848	634,634,671						634,634,671
Balance, September 30, 2013			849,451,886	776,302,690
Balance, September 30, 2013					(164,339,038)	(141,668,019)
Balance, September 30, 2013	685,112,848	634,634,671					685,112,848	634,634,671
Additions			73,149,196				73,149,196
Additions			73,149,196				73,149,196
Depreciation for the period					(22,671,019)
Depreciation for the period							$ (22,671,019)